Summary of Significant Accounting Policies - Foreign Currency, Convenience Translation, Restricted Cash and Accounts Receivable (Details)	Dec. 31, 2021 $ / ¥
Convenience Translation
Convenience translation rate (RMB to USD)	6.3726